Offerings	Apr. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Fixed-to-Floating Rate Senior Notes due 2032
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 800,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,480.00
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Fixed-to-Floating Rate Senior Notes due 2037
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 700,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 96,670.00
Offering Note	The filing fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price of that offering is $1,500,000,000.